FRANKLIN TEMPLETON INVESTMENTS
                             One Franklin Parkway
                           San Mateo, CA 94403-1906





August 5, 2004

Filed Via EDGAR (CIK #0000225375)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
           File Nos. (002-60470 and 811-02790)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 28, 2004.

Sincerely yours,

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.



/s/ David P. Goss
Associate General Counsel

DPG/jg

cc: Brian E. Lorenz, Esq.